Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Premiums (net of reinsurance ceded of $10,600, $11,054, and $11,481)	$ 108,452	$ 103,447	$ 90,941
Contract charges	77,314	77,194	76,171
Net investment income	256,006	287,883	310,695
Realized capital gains and losses:
Total other-than-temporary impairment ("OTTI") losses	(1,202)	(68)	(6,263)
OTTI losses reclassified to (from) other comprehensive income	1,033	(217)	893
Net OTTI losses recognized in earnings	(169)	(285)	(5,370)
Sales and valuation changes on equity investments and derivatives	106,796	(20,269)	71,702
Total realized capital gains and losses	106,627	(20,554)	66,332
Total revenues	549,585	449,384	545,063
Costs and expenses
Contract benefits (net of reinsurance ceded of $13,687, $11,016, and $8,055)	259,013	237,578	230,493
Interest credited to contractholder funds (net of reinsurance ceded of $4,307, $4,533, and $4,805)	86,464	91,482	97,377
Amortization of deferred policy acquisition costs	30,396	16,299	16,992
Operating costs and expenses	45,162	45,964	42,753
Total costs and expenses	421,035	391,323	387,615
Income from operations before income tax expense (benefit)	128,550	58,061	157,448
Income tax expense (benefit)	30,926	12,827	(46,735)
Net income	97,624	45,234	204,183
Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	67,612	(50,575)	(66,210)
Change in unrealized foreign currency translation adjustments	(3,131)	98	2,409
Other comprehensive income (loss), after-tax	64,481	(50,477)	(63,801)
Comprehensive income (loss)	162,105	(5,243)	140,382
Product and Service, Other [Member]
Revenues
Contract charges	$ 1,186	$ 1,414	$ 924